Income Tax, Movements in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets [Abstract]
Beginning of period	$ 147,966	$ 136,066
Increase/(decrease) through the consolidated income statement	6,003	5,809
Increase/(decrease) through other consolidated comprehensive income (equity)	(8,698)	6,147
Other movements	7,019	(56)
End of period	152,290	147,966
Deferred tax liabilities [Abstract]
Beginning of period	248,996	211,000
Increase/(decrease) through the consolidated income statement	9,675	31,678
Business combinations		2,539
Other movements	2,252	3,779
End of period	$ 260,923	$ 248,996